CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2018
Stockholders’ equity
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Share capital, authorized (in shares)	300,000,000	300,000,000
Share capital, shares issued (in shares)	146,910,679	146,803,619
Share capital, shares outstanding (in shares)	144,562,927	145,708,524